Acquisitions and Divestitures Divestitures [Abstract]	12 Months Ended
Dec. 31, 2015
Divestitures [Abstract]
Schedule of Disposal Groups, Including Discontinued Operations, Income Statement, Balance Sheet and Additional Disclosures [Table Text Block]
The following summarizes select financial information included in income from discontinued operations, net of tax:

	Year ended December 31,
	2015	2014	2013
Net sales
Services	$221.5	$204.8	$216.3
Products	127.0	111.4	58.6
	348.5	316.2	274.9
Cost of sales
Services	181.1	172.6	174.5
Products	102.2	90.5	46.1
	283.3	263.1	220.6
Gross profit	65.2	53.1	54.3
Selling and administrative expense	39.7	37.2	32.3
Income from discontinued operations before taxes	25.5	15.9	22.0
Income tax expense	9.6	6.2	8.3
Income from discontinued operations, net of tax	$15.9	$9.7	$13.7

The following summarizes the assets and liabilities classified as held for sale in consolidated balance sheets:

	December 31,
	2015	2014
ASSETS
Cash and cash equivalents	$(1.5)	$(4.1)
Trade receivables, less allowances for doubtful accounts of $4.0 and $2.1, respectively	75.6	74.6
Inventories	29.1	30.4
Prepaid expenses	0.9	0.8
Other current assets	5.0	4.5
Total current assets	109.1	106.2
Property, plant and equipment, net	5.2	3.8
Goodwill	33.9	33.9
Other assets	—	1.0
Assets held for sale	$148.2	$144.9

LIABILITIES
Accounts payable	$24.8	$13.1
Deferred revenue	13.3	14.3
Payroll and other benefits liabilities	6.6	7.4
Other current liabilities	4.7	4.3
Total current liabilities	49.4	39.1
Other long-term liabilities	—	0.1
Liabilities held for sale	$49.4	$39.2